Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 6,770	$ 6,220
Income tax expense at Canadian statutory tax rate	1,794	1,664
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(171)	(260)
Differences in tax rate on income not subject to tax in Canada	(528)	(754)
Adjustments to taxes related to prior years	(96)	(106)
Tax rate change	27
Other differences	169	174
Income tax expense	$ 1,195	$ 718